Postretirement Benefit and Post Employment Obligations - Summary of Asset Allocations of Pension Benefits (Detail) (Foreign Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7.6	$ 6.1
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.1
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.1
Guaranteed Investment Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.5	5.9
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.1
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.5	5.9	5.2
Significant Unobservable Inputs (Level 3) [Member] | Guaranteed Investment Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7.5	$ 5.9